UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors International Growth Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Australia – 2.57%
Australian Stock Exchange Limited (A)	100,000	$3,417,991
Boart Longyear Limited (A)(B)*	4,000,000	6,689,758
Telstra Corporation Limited (A)	2,500,000	10,052,915
		20,160,664
Bermuda– 0.76%
Esprit Holdings Limited (A)	500,000	6,000,527

Brazil – 3.32%
Bolsa de Mercadorias & Futuros (A)	300,000	2,703,026
Bolsa de Mercadorias & Futuros (A)(B)	231,800	2,088,538
Bolsa de Valores de Sao Paulo (A)(B)	512,700	6,939,434
Petroleo Brasileiro S.A. – Petrobras, ADR	140,000	14,295,400
		26,026,398
Canada – 1.03%
Shoppers Drug Mart Corporation (A)	160,000	8,096,254

China – 2.90%
China Mobile Limited (A)	1,100,000	16,367,176
SINA Corporation*	180,000	6,343,200
		22,710,376
Finland – 2.21%
Fortum Oyj (A)	250,000	10,186,925
Nokia OYJ (A)	225,000	7,118,612
		17,305,537
France – 7.35%
ALSTOM (A)	23,000	4,986,281
AXA S.A. (A)	110,000	3,992,517
L'Oreal (A)	60,000	7,619,709
LVMH Moet Hennessy – Louis Vuitton (A)	50,000	5,565,116
Pernod Ricard (A)	55,000	5,657,947
TOTAL S.A. (A)	110,000	8,169,116
VINCI (A)	300,000	21,687,375
		57,678,061
Germany – 13.45%
Bayer Aktiengesellschaft (A)	270,000	21,654,221
Beiersdorf Aktiengesellschaft (A)	100,000	8,386,353
Deutsche Borse AG (A)	150,000	24,313,636
E.ON AG (A)	75,000	13,995,674
Linde Aktiengesellschaft (A)	70,000	9,889,803
Siemens AG (A)	130,000	14,200,439
Vossloh AG (A)	75,000	10,538,198
Wacker Construction Equipment AG (A)*	125,000	2,508,249
		105,486,573
Greece – 1.79%
Bank of Cyprus Limited (A)	650,000	7,696,437
National Bank of Greece S.A. (A)	120,000	6,331,444
		14,027,881
Hong Kong – 2.08%
CNOOC Limited (A)	4,000,000	5,910,583
Cheung Kong (Holdings) Limited (A)	200,000	2,839,650
Hutchison Whampoa Limited, Ordinary Shares (A)	800,000	7,570,686
		16,320,919
India – 0.44%
ICICI Bank Limited, ADR	90,000	3,437,100

Italy – 4.91%
Banca Intesa S.p.A. (A)	600,000	4,229,488
Finmeccanica SpA (A)	200,000	6,801,282
Prysmian SpA (A)(B)*	92,000	1,963,720
Saipem S.p.A. (A)	300,000	12,143,793
UniCredit S.p.A. (A)	2,000,000	13,387,853
		38,526,136
Japan – 12.03%
Canon Inc. (A)	100,000	4,604,735
Central Japan Railway Company (A)	600	6,199,839
East Japan Railway Company (A)	500	4,158,307
Japan Tobacco Inc. (A)	2,400	12,014,446
Komatsu Ltd. (A)	145,000	4,022,121
Mitsubishi Electric Corporation (A)	800,000	6,918,138
Mitsubishi Estate Co., Ltd. (A)	500,000	12,138,844
Nintendo Co., Ltd. (A)	35,000	18,047,753
ORIX Corporation (A)	25,000	3,410,915
Shin–Etsu Chemical Co., Ltd. (A)	150,000	7,749,799
Suzuki Motor Corporation (A)	300,000	7,569,222
Toyota Motor Corporation (A)	150,000	7,478,933
		94,313,052
Netherlands – 1.26%
Heineken N.V. (A)	170,000	9,874,015

Spain – 0.92%
Telefonica, S.A. (A)	250,000	7,183,341

Sweden – 1.83%
Atlas Copco AB, Class A (A)*	300,000	5,124,667
H & M Hennes & Mauritz AB (A)	150,000	9,214,302
		14,338,969
Switzerland – 11.25%
Compagnie Financiere Richemont SA (A)	70,000	3,926,090
Holcim Ltd, Registered Shares (A)	120,000	12,602,960
Julius Baer Holding Ltd., Bearer Shares (A)	50,000	3,685,429
Nestle S.A., Registered Shares (A)	60,000	29,981,875
Roche Holdings AG, Genussschein (A)	80,000	15,055,886
Swatch Group Ltd (The), Bearer Shares (A)	30,000	8,020,340
Syngenta AG (A)	34,800	10,197,160
Zurich Financial Services, Registered Shares (A)	15,000	4,723,845
		88,193,585
United Kingdom – 15.27%
BAE Systems plc (A)	1,500,000	14,445,690
British American Tobacco p.l.c. (A)	600,000	22,517,713
Diageo plc (A)	300,000	6,049,179
IG Group Holdings plc (A)(B)	940,000	6,105,047
Informa plc (A)	600,000	3,730,129
Intertek Group plc (A)	500,000	10,240,737
National Grid plc (A)	800,000	10,979,022
Prudential plc (A)	600,000	7,924,663
Reckitt Benckiser Group plc (A)	300,000	16,617,381
Vodafone Group Plc (A)	4,500,000	13,476,690
Xstrata plc (A)	110,000	7,699,804
		119,786,055
United States – 2.86%
Research In Motion Limited*	200,000	22,450,000

TOTAL COMMON STOCKS – 88.23%		$691,915,443

(Cost: $529,493,079)

PREFERRED STOCKS

Germany
Fresenius AG (A)	103,500	8,683,144
Henkel Kommanditgesellschaft auf Aktien (A)	100,000	4,617,862

TOTAL PREFERRED STOCKS – 1.69%		$13,301,006

(Cost: $8,501,351)

UNREALIZED GAIN ON OPEN FORWARD	Face Amount in
CURRENCY CONTRACTS – 0.14%	Thousands

Japanese Yen, 9–3–08 (C)	JPY 2,487,600	$1,070,416

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Appeal – 1.27%
NIKE, Inc.,
2.28%, 4–11–08	$10,000	9,993,667

Capital Equipment – 1.18%
Deere (John) Capital Corporation,
2.28%, 4–3–08	4,244	4,243,462
Illinois Tool Works Inc.,
2.25%, 4–18–08	5,000	4,994,687
		9,238,149
Chemicals –– Petroleum and Services – 0.64%
E.I. du Pont de Nemours and Company,
2.22%, 4–30–08	5,000	4,991,058

Electrical Equipment – 2.43%
W.W. Grainger, Inc.,
2.65%, 4–1–08	19,089	19,089,000

Finance Companies – 1.03%
Prudential Funding LLC,
2.25%, 4–28–08	5,000	4,991,563
USAA Capital Corp.,
2.3%, 4–7–08	3,061	3,059,827
		8,051,390
Forest and Paper Products – 1.28%
Sonoco Products Co.,
3.55%, 4–1–08	10,000	10,000,000

Health Care –– Drugs – 1.03%
Alcon Capital Corporation (Nestle S.A.),
2.2%, 4–24–08	8,100	8,088,615

Motor Vehicles – 0.89%
Harley–Davidson Funding Corp.,
2.2%, 4–29–08	7,000	6,988,022

Total Commercial Paper – 9.75%		76,439,901

Municipal Obligations –– Taxable – 0.19%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.5%, 4–2–08 (D)	1,500	1,500,000

TOTAL SHORT–TERM SECURITIES – 9.94%		$77,939,901

(Cost: $77,939,901)

TOTAL INVESTMENT SECURITIES – 100.00%		$784,226,766

(Cost: $615,934,331)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $23,786,497 or 3.03% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (JPY – Japanese Yen).

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2008